CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Revenues:
Licensing fees	$ 1,124	$ 9,470	$ 17,852	$ 26,480
Patent sales		1,600	14,450	5,300
Total revenues	1,124	11,070	32,302	31,780
Cost of revenues:
Legal and consulting contingency fees	387	3,863	10,763	9,686
Other legal and consulting fees	943	1,220	3,218	1,917
Patent prosecution costs	172	154	314	31
Electronic data set-up fees		1,600	2,400	1,600
Total cost of revenue	1,502	6,837	16,695	13,234
Net revenue	(378)	4,233	15,607	18,546
Operating expenses:
Patent expenses	235	304	498	780
Salaries and benefits	596	1,363	3,643	2,813
Merger related costs	293
General and administrative	69	86	168	156
Total operating expenses	1,193	1,753	4,309	3,749
Net income (loss)	(1,571)	2,480	11,298	14,797
Net income (loss) per common share:
Basic	$ (0.20)	$ 0.32	$ 1.47	$ 1.93
Diluted	$ (0.20)	$ 0.11	$ 0.50	$ 0.65
Weighted average common shares outstanding:
Basic	7,667,667	7,667,667	7,667,667	7,667,667
Diluted	7,667,667	22,666,667	22,666,667	22,666,667
PRO FORMA COMPUTATION RELATED TO CONVERSION TO C CORPORATION FOR INCOME TAX PURPOSES
Net income (loss)	(1,571)	2,480	11,298	14,797
Pro forma weighted average basic shares outstanding	7,667,667	7,667,667	7,667,667	7,667,667
Pro forma weighted average diluted shares outstanding	7,667,667	22,666,667	22,666,667	22,666,667
Pro forma basic earnings (loss) per share	$ (0.12)	$ 0.19	$ 0.88	$ 1.16
Pro forma diluted earnings (loss) per share	$ (0.12)	$ 0.07	$ 0.30	$ 0.39
Pro Forma
Operating expenses:
Net income (loss)	(943)	1,488	6,779	8,878
PRO FORMA COMPUTATION RELATED TO CONVERSION TO C CORPORATION FOR INCOME TAX PURPOSES
Benefit (provision) for income taxes	628	(992)	(4,519)	(5,919)
Net income (loss)	$ (943)	$ 1,488	$ 6,779	$ 8,878